Mortgage Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Mortgage Loans on Real Estate [Abstract]
Mortgage Notes Payable

Mortgage notes payable consisted of the following:

		Principal as of
		June 30,	December 31,	Loan Type	Interest Rate(1)
Mortgage note property	Notes	2017	2016			Maturity
Rangewood Medical Office Building		$—	$958,106	Fixed	4.95%	1/1/2019
Regatta Square		—	1,150,566	Fixed	4.95%	1/1/2019
Garden Gateway Plaza		6,537,121	6,626,739	Fixed	5.00%	2/5/2020
Port of San Diego Complex		9,715,579	9,852,456	Fixed	4.75%	3/5/2020
West Fargo Industrial		4,400,178	4,434,655	Fixed	4.79%	8/4/2020
Morena Office Center	(2)	2,190,482	2,224,839	Fixed	4.50%	1/1/2021
Waterman Plaza		3,893,565	3,939,037	Fixed	4.25%	4/29/2021
Pacific Oaks Plaza		1,489,478	1,512,640	Fixed	4.50%	6/1/2021
The Presidio		6,000,000	6,000,000	Fixed	4.54%	12/1/2021
Shoreline Medical Building		—	3,602,238	Fixed	5.10%	6/1/2022
Highland Court		6,763,082	6,829,348	Fixed	3.82%	9/1/2022
Dakota Bank Buildings		10,584,434	10,677,761	Fixed	4.74%	7/6/2024
Union Terrace Building		6,505,946	6,558,704	Fixed	4.50%	9/5/2024
Centennial Technology Center		9,991,836	10,077,242	Fixed	4.34%	11/5/2024
Research Parkway		1,932,815	1,956,154	Fixed	3.94%	1/5/2025
Arapahoe Service Center		8,431,261	8,500,000	Fixed	4.34%	1/5/2025
Union Town Center		8,440,000	8,440,000	Fixed	4.28%	1/5/2025
Yucca Valley Retail Center		6,000,000	6,000,000	Fixed	4.30%	4/11/2025
Executive Office Park	(3)	4,191,082	4,231,842	Fixed	5.80%	7/1/2025
Genesis Plaza		6,500,000	6,610,000	Fixed	4.65%	8/25/2025
One Park Centre		6,610,000	6,500,000	Fixed	4.77%	9/5/2025
Shea Center II		17,727,500	17,727,500	Fixed	4.92%	1/5/2026
Bismarck Office Building	(5)	4,108,883	4,158,998	Fixed	4.02%	8/1/2037
300 N.P.		2,397,089	—	Fixed	4.02%	8/1/2037

Subtotal, NetREIT, Inc. properties		134,410,331	138,568,825		4.71%
Model Home mortgage notes		27,371,340	22,259,779	Fixed	(4)	2017-2020

Mortgage Notes Payable		$161,781,671	$160,828,604
Unamortized loan costs		(1,829,607)	(1,942,493)

Mortgage Notes Payable, net		$159,952,064	$158,886,111

(1)	Interest rates as of June 30, 2017.
(2)	Interest rate is subject to reset on the 6th loan anniversary.
(3)	Interest rate is subject to reset on July 1, 2018.
(4)	Each Model Home has a stand-alone mortgage note at interest rates ranging from 3.8% to 5.5% per annum (at June 30, 2017).
(5)	Interest rate is subject to reset on September 1, 2023 and on September 1, 2030.

Mortgage notes payable consisted of the following:

		Principal as of
		December 31,	December 31,	Loan Type	Interest Rate(1)	Maturity
Mortgage note property	Notes	2016	2015
Havana/Parker Complex		$—	$2,500,000	Fixed	6.51%	7/1/2016
Rangewood Medical Office Building		958,106	1,027,085	Fixed	4.95%	1/1/2019
Regatta Square		1,150,566	1,183,473	Fixed	4.95%	1/1/2019
Port of San Diego Complex		9,852,456	10,097,726	Fixed	4.75%	3/5/2020
Garden Gateway Plaza		6,626,739	6,799,229	Fixed	5.00%	4/5/2020
West Fargo Industrial		4,434,655	4,500,000	Fixed	4.79%	8/4/2020
Morena Office Center	(2)	2,224,839	2,289,899	Fixed	4.50%	1/1/2021
Waterman Plaza	(4)	3,939,037	—	Fixed	4.25%	4/29/2021
Pacific Oaks Plaza		1,512,640	1,556,891	Fixed	4.50%	6/1/2021
Shoreline Medical Building	(2)	3,602,238	3,727,569	Fixed	5.10%	6/1/2022
Highland Court		6,829,348	6,958,147	Fixed	3.82%	8/28/2022
Dakota Bank Buildings		10,677,761	10,825,201	Fixed	4.74%	7/6/2024
Union Terrace Building		6,558,704	6,600,000	Fixed	4.50%	9/5/2024
The Presidio		6,000,000	6,000,000	Fixed	4.54%	12/1/2024
Centennial Technology Center		10,077,242	10,237,591	Fixed	4.34%	1/5/2025
Research Parkway		1,956,154	—	Fixed	3.94%	1/5/2025
Arapahoe Service Center		8,500,000	8,500,000	Fixed	4.34%	1/5/2025
Union Town Center		8,440,000	8,440,000	Fixed	4.28%	1/5/2025
Yucca Valley Retail Center		6,000,000	6,000,000	Fixed	4.30%	4/11/2025
Executive Office Park	(3)	4,231,842	4,307,975	Fixed	5.80%	7/1/2025
Genesis Plaza		6,610,000	6,500,000	Fixed	4.65%	8/25/2025
One Park Centre		6,500,000	6,610,000	Fixed	4.77%	9/5/2025
Shea Center II		17,727,500	17,727,500	Fixed	4.92%	1/5/2026
Bismarck Office Building	(6)	4,158,998	3,252,016	Fixed	4.02%	8/1/2037

NetREIT, Inc. properties		138,568,825	135,640,302		4.71%
Model Home mortgage notes		22,259,779	9,050,268	Fixed	(5)	2016-2020

Mortgage Notes Payable		$160,828,604	$144,690,570
Unamortized loan costs		(1,942,493)	(2,052,169)

Mortgage Notes Payable, net		$158,886,111	$142,638,401

(1)	Interest rates as of December 31, 2016.
(2)	Interest rate subject to resetting on the 6th loan anniversary.
(3)	Interest rate is subject to reset on July 1, 2018.
(4)	Interest rate is subject to reset on April 28, 2017.
(5)	Each Model Home has a standalone mortgage note at interest rates ranging from 3.8% to 5.5% (at December 31, 2016).
(6)	Interest rate is subject to reset on September 1, 2023.

Scheduled Principal Payments of Mortgage Notes Payable

Scheduled principal payments of mortgage notes payable were as follows as of June 30, 2017:

	NetREIT, Inc.	Model Homes	Principal
	Notes Payable	Notes Payable	Payments
Six months remaining in 2017	$871,226	$726,148	$1,597,374
Years ending December 31:
2018	1,931,368	1,950,355	$3,881,723
2019	2,286,504	16,493,819	$18,780,323
2020	21,157,086	8,201,018	$29,358,104
2021	14,494,462	—	$14,494,462
Thereafter	93,669,685	—	$93,669,685

Total	$134,410,331	$27,371,340	$161,781,671

Scheduled principal payments of mortgage notes payable are as follows:

	NetREIT, Inc.	Model Homes	Principal
Years ending December 31:	Notes Payable	Notes Payable	Payments
2017	$1,927,307	$1,844,449	$3,771,756
2018	6,213,089	1,153,766	7,366,855
2019	3,153,040	16,764,027	19,917,067
2020	2,569,269	2,497,537	5,066,806
2021	12,081,874	—	12,081,874
Thereafter	112,624,246	—	112,624,246

Total	$138,568,825	$22,259,779	$160,828,604